34. Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share attributed to the Company' shareholders (in R$ per share)
Earnings per share

(a)       Basic

Basic earnings per share are calculated by dividing the income attributable to the shareholders of the Company by the weighted average number of shares issued during the period.

	2017	2016	2015

Income attributable to shareholders of the Company	1,234,507	750,427	2,085,442

Weighted average number of common shares issued (thousands)	2,420,016	2,420,237	2,420,237

Basic earnings per share (expressed in R$)	0.51	0.31	0.86

 (b)      Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume the conversion of all dilutive potential shares.

	2017	2016	2015

Income attributable to shareholders of the Company	1,234,507	750,427	2,085,442

Weighted average number of common shares issued (thousands)	2,241,072	2,420,241	2,420,325

Diluted earnings per share (expressed in R$)	0.51	0.31	0.86

The calculation of the diluted earnings per share considered 1,056 thousand shares (4.53 thousand shares in 2016) related to the 2nd and 3rd Grantings of Plan 2011-2013, and the 2nd and 3rd grantings of the 2014-2016 Plan, as mentioned in Note 26.